UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2014

QS BATTERYMARCH

EMERGING

MARKETS

FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Batterymarch Emerging Markets Fund for the six-month reporting period ended June 30, 2014. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

Effective June 30, 2014, the Fund previously known as Legg Mason Batterymarch Emerging Markets Trust was renamed QS Batterymarch Emerging Markets Fund. Additionally, at this time, the name of the Fund’s subadviser Batterymarch Financial Management, Inc. changed to QS Batterymarch Financial Management, Inc. There is no change in the Fund’s investment objective as a result of these name changes.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 31, 2014

II	QS Batterymarch Emerging Markets Fund

Investment commentary

Economic review

Since the end of the Great Recession, the U.S. economy has expanded at a slower than usual pace, compared to recent history. U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce’s revised figures, was 4.5% during the third quarter of 2013, its best reading since the fourth quarter of 2011. At the beginning of the six months ended June 30, 2014 (the “reporting period”), the severe winter weather of January and February played a key role in a sharp reversal in the economy, a 2.1% contraction during the first quarter of 2014. This was the first negative GDP report in three years. Negative contributions were widespread: private inventory investment, exports, state and local government spending, nonresidential and residential fixed investment. Thankfully, this setback was very brief, as the initial reading for second quarter GDP growth, released after the reporting period ended, was 4.0%, suggesting the recovery has some resilience and continues to recover from the severe consequences of the Great Recession. The second quarter rebound in GDP growth was driven by several factors, including increased private inventory investment and exports, as well as an acceleration in personal consumption expenditures and an upturn in state and local government spending.

The U.S. manufacturing sector continued to support the economy during the reporting period. Based on figures for the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). After a reading of 56.5 in December 2013, the PMI fell to 51.3 in January 2014, its weakest reading since May 2013. However, the PMI moved up the next four months and was 55.4 in May 2014, and slipped to 55.3 in June, with fifteen of the eighteen industries within the PMI expanding.

The U.S. job market improved during the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 6.6%. Unemployment then ticked up to 6.7% in February and held steady in March 2014. Unemployment then fell to 6.3% in April and was unchanged in May. The labor market then gathered additional momentum in June, as the unemployment rate fell to 6.1%, the lowest level since September 2008. However, falling unemployment during the period was partially due to a decline in the workforce participation rate, which was 62.8% from May through June 2014, matching the lowest level since 1978. The number of longer-term unemployed, however, declined, as 32.8% of the 9.5 million Americans looking for work in June 2014 had been out of work for more than six months. In contrast, 37.7% of the 10.4 million Americans looking for work in December 2013 had been out of work for more than six months.

Growth outside the U.S. generally improved in developed countries. In its April 2014 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”) stated that “Global activity has broadly strengthened and is expected to improve further in 2014–15, with much of the impetus coming from advanced economies.” From a regional perspective, the IMF anticipates 2014 growth will be 1.2% in the Eurozone, versus

QS Batterymarch Emerging Markets Fund	III

Investment commentary (cont’d)

-0.5% in 2013. Economic activity in Japan is expected to be relatively stable, with growth of 1.4% in 2014, compared to 1.5% in 2013. After moderating in 2013, the IMF projects that overall growth in emerging market countries will improve somewhat in 2014, with growth of 4.9% versus 4.7% in 2013.

IV	QS Batterymarch Emerging Markets Fund

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion per month of longer-term Treasuries. Following the meeting that concluded on December 18, 2013, the Fed announced that it would begin tapering its monthly asset purchases, saying “Beginning in January 2014, the Committee will add to its holdings of agency MBS at a pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a pace of $40 billion per month rather than $45 billion per month.”

At each of the Fed’s next four meetings (January, March, April, May and June 2014), it announced further $10 billion tapering of its asset purchases. Finally, at its meeting that ended on July 30, 2014, after the reporting period ended, the Fed again cut its monthly asset purchases. Beginning in August, it will buy a total of $25 billion per month ($10 billion per month of agency MBS and $15 billion per month of longer-term Treasuries).

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth. In December 2013, before the beginning of the reporting period, the ECB cut rates from 0.50% to 0.25%, a new record low. On June 5, 2014, the ECB made a number of additional moves in an attempt to support the region’s economy and ward off deflation: the ECB reduced rates to a new low of 0.15%, and it will now charge commercial banks 0.10% to keep money at the ECB. This “negative deposit rate” is aimed at encouraging commercial banks to lend some of their incremental cash which, in turn, could help to spur growth. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. Elsewhere, the People’s Bank of China kept rates on hold at 6.0%.

Q. What factors impacted emerging market equities during the reporting period?

A. While there were periods of volatility and several “flights to quality,” emerging market equities generated strong results during the reporting period, as the MSCI Emerging Markets Indexvi returned 6.14% over the six months ended June 30, 2014. Emerging market equities were initially weak due to concerns about global growth and, more specifically, China’s ability to orchestrate a “soft landing” for its economy. However, investor sentiment for these stocks later improved, triggering a sharp rally. This was due to a number of factors, including some

QS Batterymarch Emerging Markets Fund	V

Investment commentary (cont’d)

signs of stabilization in China’s economy, improving commodity prices and continued monetary policy accommodation by many central banks.

Performance review

For the six months ended June 30, 2014, Class C shares of QS Batterymarch Emerging Markets Fund, excluding sales charges, returned 3.26%. The Fund’s unmanaged benchmark, the MSCI Emerging Markets Index, returned 6.14% for the same period. The Lipper Emerging Markets Funds Category Average1 returned 5.74% over the same time frame.

Performance Snapshot as of June 30, 2014 (unaudited)
(excluding sales charges)	6 months
QS Batterymarch Emerging Markets Fund:
Class A	3.64%
Class C	3.26%
Class FI	3.66%
Class R	3.95%
Class I	3.61%
Class IS	3.82%
MSCI Emerging Markets Index	6.14%
Lipper Emerging Markets Funds Category Average[1]	5.74%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2014, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.70%, 2.44%, 1.86%, 2.32%, 1.54% and 1.33%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of ETFs), dividend expense on short sales, taxes, and extraordinary expenses, to average net assets is not expected to exceed 1.50% for Class A shares, 2.25% for Class C shares,1.50% for Class FI shares, 1.75% for Class R shares

VI	QS Batterymarch Emerging Markets Fund
[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 736 funds in the Fund’s Lipper category, and excluding sales charges.

and 1.25% for Class IS shares. In addition, total annual operating expenses for Class IS shares will not exceed those for Class I shares. The manager has agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchase and sales of shares of ETFs), dividend expense on short sales, taxes, and extraordinary expenses at an annual rate of 0.06% of average daily net assets for Class I shares, provided that no waiver or reimbursement will be made beyond the amount necessary to reduce the class’ annualized expenses to 1.25% of average daily net assets on any given day. The calculations of any required waivers and reimbursements are done on a daily basis. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangements.

With respect to Class A, Class C, Class FI, Class R and Class IS shares, the manager is permitted to recapture amounts waived or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 31, 2014

RISKS: International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than securities markets of the U.S. and more developed countries. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

QS Batterymarch Emerging Markets Fund	VII

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

VIII	QS Batterymarch Emerging Markets Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2014 and December 31, 2013 and does not include derivatives such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%

QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2014 and held for the six months ended June 30, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.64%	$1,000.00	$1,036.40	1.50%	$7.57	Class A	5.00%	$1,000.00	$1,017.36	1.50%	$7.50
Class C	3.26	1,000.00	1,032.60	2.25	11.34	Class C	5.00	1,000.00	1,013.64	2.25	11.23
Class FI	3.66	1,000.00	1,036.60	1.50	7.57	Class FI	5.00	1,000.00	1,017.36	1.50	7.50
Class R	3.95	1,000.00	1,039.50	1.75	8.85	Class R	5.00	1,000.00	1,016.12	1.75	8.75
Class I	3.61	1,000.00	1,036.10	1.55	7.83	Class I	5.00	1,000.00	1,017.11	1.55	7.75
Class IS	3.82	1,000.00	1,038.20	1.25	6.32	Class IS	5.00	1,000.00	1,018.60	1.25	6.26

2	QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report

[1]	For the six months ended June 30, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2014

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Common Stocks — 95.6%
Consumer Discretionary — 12.1%
Auto Components — 0.5%
Cheng Shin Rubber Industry Co., Ltd.	111,000	$284,024
Hyundai Mobis	873	245,041
UMW Holdings Berhad	53,900	183,304
Total Auto Components		712,369
Automobiles — 3.8%
Bajaj Auto Ltd.	6,025	229,901
Brilliance China Automotive Holdings Ltd.	160,000	299,339
BYD Co., Ltd.	34,000	195,435	*
Chongqing Changan Automobile Co., Ltd., Class B Shares	52,700	104,035
Dongfeng Motor Corp., Class H Shares	148,000	265,050
Ford Otomotiv Sanayi AS	32,836	409,171	*
Geely Automobile Holdings Ltd.	305,000	107,433
Great Wall Motor Co., Ltd., Class H	57,500	213,666
Guangzhou Automobile Group Co., Ltd., Class H Shares	134,000	155,605
Hero Honda Motors Ltd.	5,835	255,097
Hyundai Motor Co.	1,897	430,284
Kia Motors Corp.	3,117	174,365
Mahindra and Mahindra Ltd.	24,071	459,448
PT Astra International Tbk	1,087,700	667,484
Tata Motors Ltd.	45,349	324,670
Tofas Turk Otomobil Fabrikasi AS	59,240	367,698
Yulon Motor Co., Ltd.	72,000	117,195
Total Automobiles		4,775,876
Distributors — 0.1%
Imperial Holdings Ltd.	4,481	84,269
Diversified Consumer Services — 0.4%
Anhanguera Educacional Participacoes SA	14,000	116,588
Estacio Participacoes SA	10,600	140,326
Kroton Educacional SA	8,000	224,340
Total Diversified Consumer Services		481,254
Food & Staples Retailing — 0.1%
Wal-Mart de Mexico SAB de CV	59,800	160,315
Hotels, Restaurants & Leisure — 1.7%
Berjaya Sports Toto Bhd	70,200	84,826
Genting Berhad	181,600	564,990
Genting Malaysia Berhad	262,300	343,089

See Notes to Financial Statements.

4	QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Hotels, Restaurants & Leisure — continued
Hotel Shilla Co., Ltd.	835	$75,429
Minor International PCL	336,900	303,631
OPAP SA	42,640	759,031
Total Hotels, Restaurants & Leisure		2,130,996
Household Durables — 1.0%
Arcelik AS	100,572	612,375
Coway Co., Ltd.	1,151	96,353
Haier Electronics Group Co., Ltd.	56,000	146,676
LG Electronics Inc.	1,564	114,850
Steinhoff International Holdings Ltd.	28,764	160,251
Turk Sise ve Cam Fabrikalari AS	100,249	141,009
Total Household Durables		1,271,514
Leisure Products — 0.2%
Giant Manufacturing Co., Ltd.	20,000	155,737
Merida Industry Co., Ltd.	16,000	106,102
Total Leisure Products		261,839
Media — 1.7%
Astro Malaysia Holdings Bhd	145,700	159,267
BEC World PCL	213,700	320,995
Global Mediacom Tbk PT	390,700	70,033
Grupo Televisa SA	83,300	571,450
Media Nusantara Citra Tbk PT	290,500	67,632
Naspers Ltd.	7,178	845,026
Surya Citra Media Tbk PT	256,400	77,536
Total Media		2,111,939
Multiline Retail — 0.9%
El Puerto de Liverpool SA de CV, Class C1 Shares	5,400	63,521
Far Eastern Department Stores Ltd.	87,000	81,732
Intime Retail Group Co., Ltd.	75,000	65,610
Lojas Renner SA	4,800	153,809
Matahari Department Store Tbk PT	90,500	105,348
S.A.C.I. Falabella	65,697	595,177
Woolworths Holdings Ltd.	15,400	113,165
Total Multiline Retail		1,178,362
Specialty Retail — 1.2%
Belle International Holdings Ltd.	250,000	277,082
Folli Follie Group	6,318	251,751	*
GOME Electrical Appliances Holdings Ltd.	653,000	106,160

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2014

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Specialty Retail — continued
Home Product Center Public Co., Ltd.	713,800	$212,238
Hotai Motor Co., Ltd.	16,000	204,166
JUMBO SA	20,600	337,363	*
Mr. Price Group Ltd.	5,139	87,370
Total Specialty Retail		1,476,130
Textiles, Apparel & Luxury Goods — 0.5%
Anta Sports Products Ltd.	55,000	87,002
Eclat Textile Co., Ltd.	11,000	133,365
Formosa Taffeta Co., Ltd.	67,000	74,050
Pou Chen Corp.	152,000	183,013
Ruentex Industries Ltd.	38,000	98,252
Shenzhou International Group	31,000	106,194
Total Textiles, Apparel & Luxury Goods		681,876
Total Consumer Discretionary		15,326,739
Consumer Staples — 10.5%
Beverages — 1.3%
AMBEV SA	52,900	377,327
Anadolu Efes Biracilik ve Malt Sanayii AS	26,418	323,585	*
Cia Cervecerias Unidas SA	12,536	147,052
Coca-Cola Femsa SAB de CV, Class L Shares	7,200	81,798
Coca-Cola Icecek Uretim AS	10,418	257,180
Fomento Economico Mexicano SA de CV	24,300	227,688
Tsingtao Brewery Co., Ltd., Class H Shares	20,000	156,508
Vina Concha y Toro SA	42,345	85,760
Total Beverages		1,656,898
Food & Staples Retailing — 3.0%
Alliance Global Group Inc.	166,300	110,867
BIM Birlesik Magazalar AS	25,164	577,254
Cencosud SA	102,626	337,005
China Resources Enterprise Ltd.	64,000	178,365
CP ALL PCL	410,600	607,266
E-Mart Co., Ltd.	860	197,193
Magnit OJSC, GDR	10,174	600,266
Massmart Holdings Ltd.	7,037	87,342
Pick n Pay Stores Ltd.	13,276	72,690
President Chain Store Corp.	54,000	432,246
Shoprite Holdings Ltd.	23,710	343,332
Sun Art Retail Group Ltd.	123,500	140,703

See Notes to Financial Statements.

6	QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Food & Staples Retailing — continued
The Spar Group Ltd.	9,191	$107,518
Total Food & Staples Retailing		3,792,047
Food Products — 3.9%
Astra Agro Lestari Tbk PT	36,400	86,509
Biostime International Holdings Ltd.	10,500	58,255
BRF SA	7,700	186,096
Charoen Pokphand Foods Public Co., Ltd.	264,300	221,913
China Huishan Dairy Holdings Co., Ltd.	330,000	72,383	*
China Mengniu Dairy Co., Ltd.	70,000	323,338
CJ CheilJedang Corp.	352	119,850
Felda Global Ventures Holdings Bhd	116,100	150,413
Genting Plantations Bhd	21,200	76,587
Indofood CBP Sukses Makmur Tbk PT	83,900	70,772
IOI Corp. Bhd	242,500	396,489
Kuala Lumpur Kepong Berhad	39,600	298,449
Lotte Confectionery Co., Ltd.	42	80,198
Nestle India Ltd.	1,067	87,496
ORION Corp.	159	145,674
PPB Group Bhd	41,500	195,674
PT Charoen Pokphand Indonesia Tbk	585,400	186,163
PT Indofood Sukses Makmur Tbk	330,500	186,786
Standard Foods Corp.	33,000	91,734
Tiger Brands Ltd.	8,758	252,520
Tingyi (Cayman Islands) Holding Corp.	98,000	274,386
Ulker Biskuvi Sanayi AS	20,289	169,985
Uni-President Enterprises Corp.	415,000	744,993
Want Want China Holdings Ltd.	300,000	431,204
Total Food Products		4,907,867
Household Products — 0.6%
Hindustan Unilever Ltd.	33,418	344,126
LG Household & Health Care Ltd.	383	172,422
Unilever Indonesia Tbk PT	115,500	285,218
Total Household Products		801,766
Personal Products — 0.6%
Amorepacific Corp.	141	104,099
Amorepacific Corp.	129	194,303
Godrej Consumer Products Ltd.	5,781	78,817
Hengan International Group Co., Ltd.	37,000	390,270
Total Personal Products		767,489

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2014

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Tobacco — 1.1%
British American Tobacco (Malaysia) Berhad	10,900	$222,481
ITC Ltd.	97,250	527,118
KT&G Corp.	4,517	399,556
PT Gudang Garam Tbk	37,700	170,135
Total Tobacco		1,319,290
Total Consumer Staples		13,245,357
Energy — 9.9%
Energy Equipment & Services — 0.9%
Bumi Armada Bhd	163,500	173,124
China Oilfield Services Ltd.	46,000	110,513
Sapurakencana Petroleum Bhd	629,400	858,540	*
Total Energy Equipment & Services		1,142,177
Oil, Gas & Consumable Fuels — 9.0%
Adaro Energy Tbk PT	4,500,800	446,094
Bharat Petroleum Corp., Ltd.	7,036	70,190
Cairn India Ltd.	22,552	136,898
China Petroleum & Chemical Corp., Class H Shares	474,000	452,570
China Shenhua Energy Co., Ltd., Class H Shares	66,500	192,197	*
CNOOC Ltd.	335,000	603,401
Coal India Ltd.	18,991	121,549
Ecopetrol SA	318,175	577,884
Gazprom OAO, ADR	29,344	255,733
Grupa Lotos SA	12,702	154,755	*
GS Holdings	7,036	313,623
Indo Tambangraya Megah PT	124,200	282,868
Kunlun Energy Co., Ltd.	66,000	108,830
Lukoil OAO	2,603	155,998	(a)
Oil & Natural Gas Corp., Ltd.	28,250	199,387
PetroChina Co., Ltd.	378,000	476,987
Petroleo Brasileiro SA	37,200	273,423
Petronas Dagangan Berhad	44,500	333,161
Polish Oil & Gas Co.	295,815	511,386
Polski Koncern Naftowy Orlen SA	53,725	725,320
PTT Exploration & Production PCL	47,300	244,115
PTT PCL	30,200	295,905
Reliance Industries Ltd.	46,000	775,220
Rosneft Oil Co., GDR	9,770	71,468	*
S-Oil Corp.	6,118	344,054

See Notes to Financial Statements.

8	QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Sasol Ltd.	11,421	$679,096
SK Energy Co., Ltd.	7,531	841,078
Tambang Batubara Bukit Asam Persero Tbk PT	262,800	237,750
Tupras-Turkiye Petrol Rafinerileri A.S.	57,728	1,346,060
Ultrapar Participacoes SA	5,600	133,315
Total Oil, Gas & Consumable Fuels		11,360,315
Total Energy		12,502,492
Financials — 15.4%
Banks — 11.4%
Akbank TAS	78,165	287,409
AMMB Holdings Berhad	62,900	139,473
Banco de Chile	1,174,957	156,225
Banco de Credito e Inversiones	1,940	112,222
Banco Santander Chile	3,599,157	237,226
Bangkok Bank PCL	18,200	108,230
Bangkok Bank Public Co., Ltd.	15,000	89,432
Bank of China Ltd., Class H Shares	704,800	315,552
Bank of the Philippine Islands	51,040	106,406
Bank Pekao SA	4,617	264,304
Bank Zachodni WBK SA	1,379	167,556
BDO Unibank Inc.	84,790	181,623
China Construction Bank Corp., Class H Shares	604,767	457,258
China Development Financial Holding Corp.	396,000	130,240
China Merchants Bank Co., Ltd., Class H Shares	71,000	140,160
Chinatrust Financial Holding Co., Ltd.	257,000	171,287
Commerce Asset-Holding Berhad	123,700	281,994
Commercial International Bank	163,004	818,434
Corpbanca SA	7,817,729	96,553
Credicorp Ltd.	4,000	621,880
Grupo Financiero Banorte SAB de CV, Series O Shares	43,100	308,230
Grupo Financiero Inbursa SA de CV, Series O Shares	53,000	157,977
Grupo Financiero Santander Mexico SAB de CV, Class B Shares	36,400	96,517
Hana Financial Group Inc.	5,552	205,772
HDFC Bank Ltd.	9,533	130,160
ICICI Bank Ltd.	6,633	156,123
Industrial & Commercial Bank of China Ltd., Class H Shares	608,246	384,549
Kasikornbank Public Co., Ltd.	32,700	206,548
Kasikornbank Public Co., Ltd., NVDR	12,700	79,827

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2014

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Banks — continued
KB Financial Group Inc.	7,289	$253,581
Komercni Banka AS	5,740	1,320,179
Krung Thai Bank Public Co., Ltd.	113,700	73,219
Malayan Banking Berhad	112,200	343,484
Mbank	595	98,941
Mega Financial Holding Co., Ltd.	201,000	167,287
OTP Bank PLC	67,162	1,291,111
Powszechna Kasa Oszczednosci Bank Polski SA	31,165	386,882
PT Bank Central Asia Tbk	329,000	305,272
PT Bank Mandiri	255,800	209,840
PT Bank Negara Indonesia (Persero) Tbk	219,800	88,346
PT Bank Rakyat Indonesia	301,900	262,937
Public Bank Berhad	61,100	372,575
Sberbank of Russia	208,590	519,389	*(a)
Shinhan Financial Group Co., Ltd.	7,624	353,019
Siam Commercial Bank PCL	42,300	219,613
Standard Bank Group Ltd.	12,959	176,686
State Bank of India	3,909	174,379
Turkiye Garanti Bankasi AS	85,885	336,065
Turkiye Halk Bankasi AS	27,879	209,231
Turkiye Is Bankasi, Class C Shares	71,811	194,221
Turkiye Vakiflar Bankasi T.A.O., Class D Shares	39,622	92,949
VTB Bank OJSC	100,090,000	121,109	*(a)
Woori Finance Holdings Co., Ltd.	6,758	80,484	*
Yapi ve Kredi Bankasi	39,428	85,980
Total Banks		14,345,946
Capital Markets — 0.2%
CETIP SA	6,821	97,090
Yuanta Financial Holding Co.	181,000	97,902
Total Capital Markets		194,992
Consumer Finance — 0.1%
Compartamos SAB de CV	39,900	77,072
Samsung Card Co., Ltd.	463	19,745
Total Consumer Finance		96,817
Diversified Financial Services — 1.1%
Ayala Corp.	10,960	162,580
Corp. Financiera Colombiana SA	3,941	80,478
FirstRand Ltd.	48,789	186,944

See Notes to Financial Statements.

10	QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Diversified Financial Services — continued
Fubon Financial Holding Co., Ltd.	127,000	$183,537
Grupo de Inversiones Suramericana SA	9,344	198,576
Haci Omer Sabanci Holding AS	39,674	185,205
Kotak Mahindra Bank Ltd.	8,229	120,538
Metro Pacific Investments Corp.	807,400	92,671
Moscow Exchange	33,550	66,764	(a)
Remgro Ltd.	6,114	132,226
Total Diversified Financial Services		1,409,519
Insurance — 1.2%
BB Seguridade Participacoes SA	5,900	86,624
Cathay Financial Holding Co., Ltd.	127,000	198,424
China Life Insurance Co., Ltd.	53,000	138,819
Dongbu Insurance Co., Ltd.	1,892	97,237
Liberty Holdings Ltd.	8,199	100,223
MMI Holdings Ltd.	31,595	77,985
Ping An Insurance Group Co. of China Ltd., Class H Shares	15,500	119,894
Powszechny Zaklad Ubezpieczen SA	1,943	283,910
Samsung Fire & Marine Insurance Co., Ltd.	641	163,132
Samsung Life Insurance Co., Ltd.	1,203	121,275
Sanlam Ltd.	26,448	153,565
Total Insurance		1,541,088
Real Estate Investment Trusts (REITs) — 0.2%
Emlak Konut Gayrimenkul Yatirim	84,265	105,798
Fibra Uno Administracion SA de CV	35,400	124,126
Growthpoint Properties Ltd.	28,114	65,375
Total Real Estate Investment Trusts (REITs)		295,299
Real Estate Management & Development — 0.8%
Ayala Land Inc.	343,600	240,087
China Overseas Land & Investment Ltd.	42,060	102,024
China Resources Land Ltd.	36,000	65,958
Megaworld Corp.	824,000	84,948
SM Prime Holdings Inc.	423,900	154,022
Talaat Moustafa Group	298,971	355,418
Total Real Estate Management & Development		1,002,457
Thrifts & Mortgage Finance — 0.4%
Housing Development Finance Corp.	34,798	571,047	*
Total Financials		19,457,165

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2014

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Health Care — 2.9%
Health Care Providers & Services — 0.4%
Apollo Hospitals Enterprise Ltd.	5,185	$86,036
Life Healthcare Group Holdings Pte Ltd.	45,252	176,540
Mediclinic International Ltd.	17,189	132,033
Network Healthcare Holdings Ltd.	44,111	119,040
Total Health Care Providers & Services		513,649
Life Sciences Tools & Services — 0.1%
Divi’s Laboratories Ltd.	2,808	68,397
Pharmaceuticals — 2.4%
Aspen Pharmacare Holdings Ltd.	14,396	404,590
Aurobindo Pharma Ltd.	8,393	103,083
Celltrion Inc.	19,772	909,653
Cipla Ltd.	23,627	172,199
Dr. Reddy’s Laboratories Ltd.	7,679	335,274
Piramal Enterprises Ltd.	5,195	59,685
Ranbaxy Laboratories Ltd.	8,758	74,831	*
Sun Pharmaceutical Industries Ltd.	46,541	531,996
Yuhan Corp.	2,634	471,194
Total Pharmaceuticals		3,062,505
Total Health Care		3,644,551
Industrials — 10.9%
Aerospace & Defense — 0.2%
Embraer SA	24,600	224,790
Air Freight & Logistics — 0.1%
Hyundai Glovis Co., Ltd.	326	86,832
Airlines — 0.9%
AirAsia Berhad	92,900	66,543
China Airlines Ltd.	294,000	100,928	*
EVA Airways Corp.	192,000	92,277	*
Latam Airlines Group SA	45,348	610,910	*
Turk Hava Yollari Anonim Ortakligi	99,588	305,072	*
Total Airlines		1,175,730
Building Products — 0.1%
KCC Corp.	125	76,226
Taiwan Glass Industrial Corp.	123,000	103,811	*
Total Building Products		180,037
Commercial Services & Supplies — 0.1%
China Everbright International Ltd.	106,000	151,265

See Notes to Financial Statements.

12	QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Construction & Engineering — 1.6%
China Communications Construction Co., Ltd., Class H Shares	235,000	$158,276
China Railway Construction Corp., Class H Shares	105,500	93,107
China Railway Group Ltd., Class H Shares	216,000	106,183
China State Construction International Holdings Ltd.	82,000	144,101
CTCI Corp.	70,000	121,207
Dialog Group BHD	116,500	137,507
Gamuda Berhad	115,200	168,979
Hyundai Engineering & Construction Co., Ltd.	2,070	117,841
IJM Corp. Berhad	74,600	155,659
Larsen & Toubro Ltd.	24,301	688,081
Promotora y Operadora de Infraestructura SAB de CV	7,600	101,398	*
Sinopec Engineering Group Co., Ltd., Class H Shares	60,000	67,661
Total Construction & Engineering		2,060,000
Electrical Equipment — 0.6%
Bharat Heavy Electricals Ltd.	47,146	196,282
Teco Electric & Machinery Co., Ltd.	249,000	286,461
Walsin Lihwa Corp.	401,000	143,032	*
Zhuzhou CSR Times Electric Co., Ltd., Class H Shares	25,000	75,802	*
Total Electrical Equipment		701,577
Industrial Conglomerates — 3.5%
Aboitiz Equity Ventures Inc.	152,780	196,007
Aditya Birla Nuvo Ltd.	3,861	88,486
Alfa SA de CV, Series A Shares	98,571	272,764
Beijing Enterprises Holdings Ltd.	22,500	212,650
Bidvest Group Ltd.	25,174	668,892
Citic Pacific Ltd.	71,000	124,404
DMCI Holdings Inc.	61,470	104,210
Enka Insaat ve Sanayi AS	80,591	218,729
Far Eastern Textile Co., Ltd.	317,000	341,334
Grupo Carso SA de CV, Series A1 Shares	26,700	138,712
Jaiprakash Associates Ltd.	85,607	109,455
JG Summit Holdings Inc.	200,470	235,374
Koc Holding AS	107,664	528,512
LG Corp.	2,470	152,575
Shanghai Industrial Holdings Ltd.	26,000	79,506
Siemens Ltd.	6,327	100,488
Sime Darby Bhd	173,500	522,499
SK Corp.	648	116,881

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2014

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Industrial Conglomerates — continued
SM Investments Corp.	13,000	$243,024
Total Industrial Conglomerates		4,454,502
Machinery — 1.4%
CSR Corp., Ltd., Class H Shares	105,000	78,983
Haitian International Holdings Ltd.	29,000	67,277
Hiwin Technologies Corp.	19,000	234,493
Hyundai Heavy Industries Co., Ltd.	963	168,463
PT United Tractors Tbk	392,100	764,024
Samsung Heavy Industries Co., Ltd.	3,926	104,960
Weg SA	14,170	181,430
Weichai Power Co., Ltd.	28,000	108,020
Total Machinery		1,707,650
Marine — 0.4%
Evergreen Marine Corp.	270,000	147,398	*
MISC Bhd	75,800	153,441
U-Ming Marine Transport Corp.	67,000	113,095
Yang Ming Marine Transport Corp.	260,000	104,495	*
Total Marine		518,429
Road & Rail — 0.1%
All America Latina Logistica	17,400	65,599
Localiza Rent A Car SA	6,500	107,201
Total Road & Rail		172,800
Trading Companies & Distributors — 0.4%
Adani Enterprises Ltd.	10,737	81,208
Barloworld Ltd.	19,349	184,211
Samsung C&T Corp.	2,694	198,629
Total Trading Companies & Distributors		464,048
Transportation Infrastructure — 1.5%
Adani Ports and Special Economic Zone Ltd.	40,601	164,679
Beijing Capital International Airport Co., Ltd.	110,000	75,222
China Merchants Holdings International Co., Ltd.	52,000	162,030
Companhia de Concessoes Rodoviarias	32,600	265,580
COSCO Pacific Ltd.	82,000	113,842
Grupo Aeroportuario del Pacifico SAB de CV, Series B	14,900	100,907
Grupo Aeroportuario del Sureste SA de CV, Series B Shares	5,900	74,969
International Container Terminal Services Inc.	38,810	98,692
Jiangsu Expressway Co., Ltd.	82,000	97,549
Malaysia Airports Holdings Bhd	41,700	103,633

See Notes to Financial Statements.

14	QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Transportation Infrastructure — continued
PT Jasa Marga	482,400	$243,133
TAV Havalimanlari Holding AS	29,982	238,458
Zhejiang Expressway Co., Ltd., Class H Shares	96,000	96,862
Total Transportation Infrastructure		1,835,556
Total Industrials		13,733,216
Information Technology — 4.5%
Communications Equipment — 0.1%
AAC Technologies Holdings Inc.	14,500	94,292
Electronic Equipment, Instruments & Components — 0.1%
Hon Hai Precision Industry Co., Ltd.	57,000	190,903
Internet Software & Services — 1.4%
Media Tek Inc.	9,000	152,220
Naver Corp.	174	143,596
Tencent Holdings Ltd.	95,300	1,457,093
Total Internet Software & Services		1,752,909
IT Services — 1.4%
Cielo SA	38,500	792,826
HCL Technologies Ltd.	4,557	113,881
Infosys Technologies Ltd.	7,310	395,612
Tata Consultancy Services Ltd.	7,268	291,705
Wipro Ltd.	12,566	113,866
Total IT Services		1,707,890
Semiconductors & Semiconductor Equipment — 1.3%
GCL-Poly Energy Holdings Ltd.	216,000	71,903	*
Hynix Semiconductor Inc.	3,895	186,897	*
Samsung Electronics Co., Ltd.	652	851,892
Taiwan Semiconductor Manufacturing Co., Ltd.	114,715	486,015
Total Semiconductors & Semiconductor Equipment		1,596,707
Software — 0.1%
Totvs SA	8,600	147,907
Technology Hardware, Storage & Peripherals — 0.1%
Lenovo Group Ltd.	120,000	162,882
Total Information Technology		5,653,490
Materials — 11.0%
Chemicals — 3.0%
Asian Paints Ltd.	18,450	181,908
China BlueChemical Ltd., Class H Shares	186,000	101,275
Formosa Chemicals & Fibre Corp.	93,000	235,475

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2014

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Chemicals — continued
Formosa Plastics Corp.	118,000	$315,373
Grupa Azoty SA	8,082	192,915
Indorama Ventures PCL	86,700	74,131
LG Chem Ltd.	1,188	347,547
Lotte Chemical Corp.	463	84,427
Mexichem SA de CV	20,800	86,160
Nan Ya Plastics Corp.	131,000	315,456
OCI Co., Ltd.	529	89,927	*
Petronas Chemicals Group Bhd	470,900	992,835
PTT Global Chemical PCL	104,000	216,299
Sinopec Shanghai Petrochemical Co., Ltd.	352,000	98,101
Synthos SA	94,131	137,001
Uralkali OJSC	45,884	210,608	(a)
Yingde Gases Group Co.	117,000	127,561
Total Chemicals		3,806,999
Construction Materials — 3.0%
Ambuja Cements Ltd.	43,658	160,165
Anhui Conch Cement Co., Ltd., Class H Shares	118,000	407,269
Asia Cement Corp.	73,180	100,243
BBMG Corp., Class H Shares	121,000	77,436
Cementos Argos SA	34,673	218,288
Cemex Latam Holdings SA	13,190	129,266	*
Cemex SA de CV	212,600	281,369
China National Building Material Co., Ltd.	292,000	257,700
China Resources Cement Holdings Ltd.	224,000	140,463
Grupo Argos SA	20,024	241,035
Lafarge Malaysia Bhd	66,500	203,994
PT Indocement Tunggal Prakarsa Tbk	206,100	392,033
PT Semen Gresik (Persero) Tbk	417,500	530,899
Siam Cement PCL	6,400	89,133
Siam Cement Public Co., Ltd.	17,900	251,499
Taiwan Cement Corp.	131,000	198,312
Ultratech Cement Ltd.	2,146	92,273
Total Construction Materials		3,771,377
Metals & Mining — 4.6%
African Rainbow Minerals Ltd.	1,313	23,091
Alrosa AO	64,700	79,581	*(a)
Aluminum Corporation of China Ltd.	412,000	147,781	*

See Notes to Financial Statements.

16	QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Metals & Mining — continued
AngloGold Ashanti Ltd.	9,514	$159,103	*
CAP SA	8,329	118,199
China Steel Corp.	330,000	277,413
Cia de Minas Buenaventura SA, ADR	20,200	238,562
Fosun International Ltd.	162,500	215,118
Gold Fields Ltd.	19,654	70,965
Grupo Mexico SAB de CV, Series B Shares	70,800	236,245
Hindalco Industries Ltd.	69,102	189,113
Hyundai Steel Co.	1,976	145,300
Impala Platinum Holdings Ltd.	13,262	133,281
Industrias Penoles SA de CV	3,065	76,737
Jastrzebska Spolka Weglowa SA	9,341	144,564
Jiangxi Copper Co., Ltd., Class H Shares	142,000	224,990
Jindal Steel and Power Ltd.	23,916	127,881
JSW Steel Ltd.	5,511	113,436
KGHM Polska Miedz SA	20,498	839,993
Korea Zinc Co., Ltd.	246	96,523
Mining & Metallurgical Co. Norilsk Nickel, ADR	16,233	321,576
POSCO	1,709	513,477
Sesa Sterlite Ltd.	70,140	340,525
Southern Copper Corp.	14,200	431,254
Tata Steel Ltd.	18,683	163,595
Vale SA	19,100	252,765
Zijin Mining Group Co., Ltd., Class H Shares	604,000	137,159
Total Metals & Mining		5,818,227
Paper & Forest Products — 0.4%
Empresas CMPC SA	117,904	256,930
Lee & Man Paper Manufacturing Ltd.	155,000	82,395
Nine Dragons Paper Holdings Ltd.	168,000	114,451
Total Paper & Forest Products		453,776
Total Materials		13,850,379
Telecommunication Services — 10.3%
Diversified Telecommunication Services — 2.8%
China Telecom Corp., Ltd.	266,000	130,419
China Unicom Ltd.	86,000	133,154
Chunghwa Telecom Co., Ltd.	200,000	644,383
KT Corp.	16,383	494,664
LG Uplus Corp.	52,663	479,890

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2014

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Diversified Telecommunication Services — continued
PT Telekomunikasi Indonesia Persero Tbk	3,809,400	$792,085
PT XL Axiata Tbk	247,500	106,474
Rostelecom	33,490	85,065	*(a)
Telekom Malaysia Berhad	83,300	164,732
True Corp. PCL	572,700	168,519	*
Turk Telekomunikasyon A.S.	104,081	300,659
Total Diversified Telecommunication Services		3,500,044
Wireless Telecommunication Services — 7.5%
Advanced Info Service PCL	96,100	651,425
America Movil SAB de CV, Series L Shares	692,086	719,106
Axiata Group Berhad	173,400	376,393
Bharti Airtel Ltd.	102,741	573,108	*
China Mobile Ltd.	103,500	1,004,232
DiGi.Com Berhad	227,300	405,615
Far EasTone Telecommunications Co., Ltd.	88,000	200,415
Globe Telecom Inc.	7,710	282,612
Idea Cellular Ltd.	175,250	386,369
Maxis Bhd	136,300	286,523
MegaFon OAO, GDR	2,977	93,775
Mobile TeleSystems, ADR	16,900	333,606
MTN Group Ltd.	33,383	703,099
Philippine Long Distance Telephone Co.	9,790	670,161
Reliance Communications Ltd.	112,272	272,537
Sistema JSFC, Registered Shares, GDR	5,922	182,398
SK Telecom Co., Ltd.	2,348	548,826
Taiwan Mobile Co., Ltd.	92,000	284,708
Tim Participacoes SA	50,800	297,052
Tower Bersama Infrastructure Tbk PT	139,000	94,386
Turkcell Iletisim Hizmetleri AS	167,333	1,046,522	*
Vodacom Group Ltd.	7,965	98,448
Total Wireless Telecommunication Services		9,511,316
Total Telecommunication Services		13,011,360
Utilities — 8.1%
Electric Utilities — 3.9%
CEZ AS	39,112	1,180,552	*
CPFL Energia SA	9,900	91,092
Enersis SA	446,522	150,505
Huaneng Power International Inc., Class H Shares	166,000	186,767

See Notes to Financial Statements.

18	QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Electric Utilities — continued
Interconexion Electrica SA ESP	42,264	$206,424	*
Isagen SA ESP	158,955	262,456
Korea Electric Power Corp.	42,111	1,552,422
Power Grid Corp. of India Ltd.	92,061	212,913
Reliance Infrastructure Ltd.	12,016	154,283
Tata Power Co., Ltd.	128,107	229,611
Tenaga Nasional Berhad	195,700	742,331
Total Electric Utilities		4,969,356
Gas Utilities — 2.2%
China Gas Holdings Ltd.	134,000	276,631
China Resources Gas Group Ltd.	62,000	194,790
ENN Energy Holdings Ltd.	52,000	373,710
GAIL India Ltd.	34,485	265,468
Korea Gas Corp.	5,383	293,676	*
Petronas Gas Bhd	48,400	369,293
PT Perusahaan Gas Negara	2,145,700	1,009,049
Total Gas Utilities		2,782,617
Independent Power and Renewable Electricity Producers — 1.4%
AES Gener SA	122,896	63,680
China Longyuan Power Group Corp., Class H Shares	209,000	226,517
China Resources Power Holdings Co.	130,000	369,013
Colbun SA	302,570	75,996
Datang International Power Generation Co., Ltd.	224,000	87,572
Empresa Nacional de Electricidad SA	126,964	190,441
NTPC Ltd.	178,950	463,553
Reliance Power Ltd.	68,947	124,379	*
Tractebel Energia SA	7,200	107,536
Total Independent Power and Renewable Electricity Producers		1,708,687
Multi-Utilities — 0.1%
YTL Corp. Berhad	337,900	170,476
Water Utilities — 0.5%
Aguas Andinas SA	98,811	62,321
Beijing Enterprises Water Group Ltd.	298,000	199,169
Cia de Saneamento Basico do Estado de Sao Paulo	12,300	131,100
Guangdong Investment Ltd.	174,000	200,033
Total Water Utilities		592,623
Total Utilities		10,223,759
Total Common Stocks (Cost — $114,866,173)		120,648,508

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2014

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Preferred Stocks — 2.9%
Consumer Discretionary — 0.2%
Automobiles — 0.1%
Hyundai Motor Co., Ltd.	555	$87,764
Multiline Retail — 0.1%
Lojas Americanas SA	18,800	119,973
Total Consumer Discretionary		207,737
Consumer Staples — 0.2%
Beverages — 0.1%
Embotelladora Andina SA, Class B Shares	27,004	101,568
Food & Staples Retailing — 0.1%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	1,400	65,257
Total Consumer Staples		166,825
Energy — 0.3%
Oil, Gas & Consumable Fuels — 0.3%
Petroleo Brasileiro SA	51,300	401,438
Financials — 0.8%
Banks — 0.7%
Banco Bradesco SA	13,300	192,924
Banco Davivienda SA	4,555	73,559
Bancolombia SA	16,244	237,928
Itau Unibanco Holding SA	16,000	231,509
Itausa — Investimentos Itau SA	41,669	163,885
Total Banks		899,805
Diversified Financial Services — 0.1%
Grupo de Inversiones Suramericana SA	4,578	97,046
Total Financials		996,851
Information Technology — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
Samsung Electronics Co., Ltd.	132	138,288
Materials — 0.6%
Chemicals — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B Shares	9,422	275,326
Construction Materials — 0.1%
Grupo Argos SA	8,325	99,324
Metals & Mining — 0.3%
Gerdau SA	15,800	92,533
Vale SA	27,400	326,766
Total Metals & Mining		419,299
Total Materials		793,949

See Notes to Financial Statements.

20	QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report

QS Batterymarch Emerging Markets Fund

Security		Shares	Value
Telecommunication Services — 0.4%
Diversified Telecommunication Services — 0.4%
Oi SA		170,600	$150,564
Telefonica Brasil SA		18,400	374,745
Total Telecommunication Services			525,309
Utilities — 0.3%
Electric Utilities — 0.2%
Companhia Energetica de Minas Gerais		26,900	196,500
Companhia Paranaense de Energia-Copel		5,400	82,802
Total Electric Utilities			279,302
Independent Power and Renewable Electricity Producers — 0.1%
Cia Energetica de Sao Paulo		8,700	109,464
Total Utilities			388,766
Total Preferred Stocks (Cost — $3,571,336)			3,619,163

	Expiration Date	Rights
Rights — 0.0%
Empresas CMPC SA	7/25/14	6,205	1,346	*
Public Bank Bhd	7/18/14	6,110	10,466	*
Total Rights (Cost — $0)			11,812
Total Investments — 98.5% (Cost — $118,437,509#)			124,279,483
Other Assets in Excess of Liabilities — 1.5%			1,896,815
Total Net Assets — 100.0%			$126,176,298

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
NVDR	— Non Voting Depositary Receipt

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2014

QS Batterymarch Emerging Markets Fund

Summary of Investments by Country**
China	12.8%
South Korea	11.1
India	10.1
Malaysia	8.2
Taiwan	7.1
Turkey	6.7
Indonesia	6.2
Brazil	5.6
South Africa	5.3
Thailand	3.6
Mexico	3.5
Poland	3.1
Chile	3.0
Russia	2.5
Philippines	2.4
Czech Republic	2.0
Colombia	2.0
Greece	1.1
Hungary	1.0
Hong Kong	1.0
Egypt	1.0
Peru	0.7
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2014 and are subject to change.

See Notes to Financial Statements.

22	QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2014

Assets:
Investments, at value (Cost — $118,437,509)	$124,279,483
Foreign currency, at value (Cost — $817,367)	817,362
Receivable for securities sold	2,119,175
Dividends and interest receivable	675,760
Receivable for Fund shares sold	38,950
Prepaid expenses	49,774
Total Assets	127,980,504

Liabilities:
Due to custodian	1,088,716
Payable for Fund shares repurchased	198,186
Investment management fee payable	81,727
Service and/or distribution fees payable	67,767
Accrued foreign capital gains tax	14,148
Payable for securities purchased	1,135
Accrued expenses	352,527
Total Liabilities	1,804,206
Total Net Assets	$126,176,298

Net Assets:
Par value (Note 7)	$64
Paid-in capital in excess of par value	171,846,757
Undistributed net investment income	411,905
Accumulated net realized loss on investments and foreign currency transactions	(51,901,763)
Net unrealized appreciation on investments and foreign currencies	5,819,335	†
Total Net Assets	$126,176,298

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report	23

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2014

Shares Outstanding:
Class A	542,192
Class C	3,972,794
Class FI	261,499
Class R	340
Class I	1,547,149
Class IS	58,618

Net Asset Value:
Class A (and redemption price)	$19.65
Class C*	$19.63
Class FI (and redemption price)	$20.12
Class R (and redemption price)	$19.75
Class I (and redemption price)	$20.09
Class IS (and redemption price)	$20.11
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$20.85

†	Net of accrued foreign capital gains tax of $14,148.

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

24	QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2014

Investment Income:
Dividends	$2,216,349
Interest	3,073
Less: Foreign taxes withheld	(268,899)
Total Investment Income	1,950,523

Expenses:
Investment management fee (Note 2)	693,318
Service and/or distribution fees (Notes 2 and 5)	412,049
Transfer agent fees (Note 5)	191,539
Custody fees	120,767
Registration fees	39,329
Legal fees	27,005
Audit and tax fees	25,420
Shareholder reports	20,948
Fund accounting fees	14,601
Trustees’ fees	10,320
Fees recaptured by investment manager (Note 2)	2,609
Insurance	2,567
Miscellaneous expenses	12,597
Total Expenses	1,573,069
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(230,605)
Net Expenses	1,342,464
Net Investment Income	608,059

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	22,161,991	*
Foreign currency transactions	(305,125)
Net Realized Gain	21,856,866
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(19,858,942)	†
Foreign currencies	4,333
Change in Net Unrealized Appreciation (Depreciation)	(19,854,609)
Net Gain on Investments and Foreign Currency Transactions	2,002,257
Increase in Net Assets from Operations	$2,610,316

*	Net of foreign capital gains tax of $53,840.

†	Net of change in accrued foreign capital gains tax of $12,976.

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report	25

Statements of changes in net assets

For the Six Months Ended June 30, 2014 (unaudited) and the Year Ended December 31, 2013	2014	2013

Operations:
Net investment income	$608,059	$3,409,515
Net realized gain	21,856,866	4,729,438
Change in net unrealized appreciation (depreciation)	(19,854,609)	(55,447,818)
Increase (Decrease) in Net Assets From Operations	2,610,316	(47,308,865)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(2,577,597)
Decrease in Net Assets From Distributions to Shareholders	—	(2,577,597)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	8,842,623	94,448,024
Reinvestment of distributions	—	2,429,384
Cost of shares repurchased	(52,730,681)	(354,942,069)
Decrease in Net Assets From Fund Share Transactions	(43,888,058)	(258,064,661)
Decrease in Net Assets	(41,277,742)	(307,951,123)

Net Assets:
Beginning of period	167,454,040	475,405,163
End of period*	$126,176,298	$167,454,040
*Includesundistributed (overdistributed) net investment income, respectively, of:	$411,905	$(196,154)

See Notes to Financial Statements.

26	QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2014[2]	2013	2012[3]	2011[3]	2010[3]	2009[3,4]

Net asset value, beginning of period	$18.95	$20.80	$18.46	$23.98	$20.35	$10.83

Income (loss) from operations:
Net investment income	0.13	0.19	0.25	0.22	0.11	0.15
Net realized and unrealized gain (loss)	0.57	(1.72)	2.43	(5.64)	3.61	9.58
Total income (loss) from operations	0.70	(1.53)	2.68	(5.42)	3.72	9.73

Less distributions from:
Net investment income	—	(0.32)	(0.34)	(0.10)	(0.09)	(0.21)
Total distributions	—	(0.32)	(0.34)	(0.10)	(0.09)	(0.21)

Net asset value, end of period	$19.65	$18.95	$20.80	$18.46	$23.98	$20.35
Total return[5]	3.64%	(7.31)%	14.59%	(22.56)%	18.33%	90.34%

Net assets, end of period (000s)	$10,653	$11,140	$20,460	$22,642	$17,565	$12,070

Ratios to average net assets:
Gross expenses[6]	1.87%[7]	1.72%[8]	1.62%[8]	1.62%[8]	1.63%	1.56%[7]
Net expenses[6,9,10,11]	1.50 [7]	1.49 [8]	1.48 [8]	1.49 [8]	1.50	1.50 [7]
Net investment income	1.44 [7]	0.94	1.27	1.01	0.51	1.02 [7]

Portfolio turnover rate	114%	140%	104%	99%	64%	106%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	For the period February 3, 2009 (inception date) to December 31, 2009.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expenses on short sales, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report	27

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1,2]	2014[3]	2013	2012[4]	2011[4]	2010[4]	2009[4]

Net asset value, beginning of period	$19.01	$20.83	$18.42	$23.97	$20.42	$11.72

Income (loss) from operations:
Net investment income (loss)	0.06	0.06	0.11	0.07	(0.05)	0.05
Net realized and unrealized gain (loss)	0.56	(1.74)	2.42	(5.62)	3.60	8.69
Total income (loss) from operations	0.62	(1.68)	2.53	(5.55)	3.55	8.74

Less distributions from:
Net investment income	—	(0.14)	(0.12)	—	—	(0.04)
Total distributions	—	(0.14)	(0.12)	—	—	(0.04)

Net asset value, end of period	$19.63	$19.01	$20.83	$18.42	$23.97	$20.42
Total return[5]	3.26%	(8.03)%	13.77%	(23.15)%	17.39%	74.72%

Net assets, end of period (000s)	$77,994	$88,357	$133,381	$161,997	$273,698	$268,594

Ratios to average net assets:
Gross expenses[6]	2.65%[7]	2.48%[8]	2.41%[8]	2.40%[8]	2.34%	2.34%
Net expenses[6,9,10,11]	2.25 [7]	2.24 [8]	2.23 [8]	2.25 [8]	2.25	2.25
Net investment income (loss)	0.65 [7]	0.33	0.54	0.32	(0.24)	0.32

Portfolio turnover rate	114%	140%	104%	99%	64%	106%

[1]	On February 1, 2009, Primary Class shares were renamed Class C shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2014 (unaudited).

[4]	Represents a share of capital stock outstanding prior to April 30, 2012.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expenses on short sales, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 2.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Financial Statements.

28	QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1,2]	2014[3]	2013	2012[4]	2011[4]	2010[4]	2009[4]

Net asset value, beginning of period	$19.41	$21.27	$18.85	$24.47	$20.77	$11.95

Income (loss) from operations:
Net investment income	0.12	0.21	0.25	0.24	0.11	0.16
Net realized and unrealized gain (loss)	0.59	(1.77)	2.48	(5.76)	3.68	8.88
Total income (loss) from operations	0.71	(1.56)	2.73	(5.52)	3.79	9.04

Less distributions from:
Net investment income	—	(0.30)	(0.31)	(0.10)	(0.09)	(0.22)
Total distributions	—	(0.30)	(0.31)	(0.10)	(0.09)	(0.22)

Net asset value, end of period	$20.12	$19.41	$21.27	$18.85	$24.47	$20.77
Total return[5]	3.66%	(7.32)%	14.56%	(22.56)%	18.31%	76.06%

Net assets, end of period (000s)	$5,261	$7,595	$18,741	$20,543	$35,116	$22,977

Ratios to average net assets:
Gross expenses[6]	2.21%[7,8]	1.85%[8]	1.65%[8]	1.69%[8]	1.57%	1.64%
Net expenses[6,9,10,11]	1.50 [7,8]	1.49 [8]	1.48 [8]	1.50 [8]	1.50	1.50
Net investment income	1.24 [7]	1.05	1.23	1.08	0.51	1.02

Portfolio turnover rate	114%	140%	104%	99%	64%	106%

[1]	On October 5, 2009, Financial Intermediary Class shares were renamed as Class FI shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2014 (unaudited).

[4]	Represents a share of capital stock outstanding prior to April 30, 2012.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expenses on short sales, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2014[2]	2013	2012[3]	2011[3,4]

Net asset value, beginning of period	$19.00	$20.86	$18.48	$23.69

Income (loss) from operations:
Net investment income	0.06	0.20	0.05	0.10
Net realized and unrealized gain (loss)	0.69	(1.79)	2.60	(5.26)
Total income (loss) from operations	0.75	(1.59)	2.65	(5.16)

Less distributions from:
Net investment income	—	(0.27)	(0.27)	(0.05)
Total distributions	—	(0.27)	(0.27)	(0.05)

Net asset value, end of period	$19.75	$19.00	$20.86	$18.48
Total return[5]	3.95%	(7.59)%	14.38%	(21.77)%

Net assets, end of period (000s)	$7	$129	$44	$2

Ratios to average net assets:
Gross expenses[6]	2.40%[7,8]	2.30%	1.99%[8]	2.69%[7]
Net expenses[6,9,10,11]	1.75 [7,8]	1.74	1.74 [8]	1.75 [7]
Net investment income	0.70 [7]	1.03	0.22	0.74 [7]

Portfolio turnover rate	114%	140%	104%	99%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	For the period May 18, 2011 (inception date) to December 31, 2011.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expenses on short sales, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Financial Statements.

30	QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2]	2014[3]	2013	2012[4]	2011[4]	2010[4]	2009[4]

Net asset value, beginning of period	$19.39	$21.21	$18.81	$24.42	$20.75	$11.97

Income (loss) from operations:
Net investment income	0.10	0.31	0.30	0.29	0.16	0.20
Net realized and unrealized gain (loss)	0.60	(1.85)	2.46	(5.75)	3.68	8.89
Total income (loss) from operations	0.70	(1.54)	2.76	(5.46)	3.84	9.09

Less distributions from:
Net investment income	—	(0.28)	(0.36)	(0.15)	(0.17)	(0.31)
Total distributions	—	(0.28)	(0.36)	(0.15)	(0.17)	(0.31)

Net asset value, end of period	$20.09	$19.39	$21.21	$18.81	$24.42	$20.75
Total return[5]	3.61%	(7.26)%	14.73%	(22.37)%	18.58%	76.48%

Net assets, end of period (000s)	$31,082	$59,183	$255,513	$366,930	$443,981	$282,224

Ratios to average net assets:
Gross expenses[6]	1.70%[7]	1.52%	1.39%	1.30%	1.27%	1.28%
Net expenses[6,8,9,10]	1.55 [7]	1.43	1.33	1.26	1.25	1.25
Net investment income	1.08 [7]	1.51	1.49	1.29	0.74	1.25

Portfolio turnover rate	114%	140%	104%	99%	64%	106%

[1]	On October 5, 2009, Institutional Class shares were renamed Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2014 (unaudited).

[4]	Represents a share of capital stock outstanding prior to April 30, 2012.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

The manager has agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expenses on short sales, taxes and extraordinary expenses at the annual rate of 0.06% of average daily net assets for Class I shares. The calculations of any required waivers and reimbursements are done on a daily basis. No such waivers or reimbursements will be made beyond the amount necessary to reduce the class’ annualized expenses to 1.25% of average daily net assets on any given day. This arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. Acquired fund fees and expense are subject to the arrangement.

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1,2]	2014[3]	2013	2012[4]	2011[4]	2010[4]	2009[4]

Net asset value, beginning of period	$19.38	$21.23	$18.82	$24.43	$20.76	$11.97

Income (loss) from operations:
Net investment income	0.16	0.30	0.33	0.31	0.16	0.22
Net realized and unrealized gain (loss)	0.57	(1.77)	2.46	(5.77)	3.69	8.88
Total income (loss) from operations	0.73	(1.47)	2.79	(5.46)	3.85	9.10

Less distributions from:
Net investment income	—	(0.38)	(0.38)	(0.15)	(0.18)	(0.31)
Total distributions	—	(0.38)	(0.38)	(0.15)	(0.18)	(0.31)

Net asset value, end of period	$20.11	$19.38	$21.23	$18.82	$24.43	$20.76
Total return[5]	3.82%	(6.88)%	14.89%	(22.36)%	18.59%	76.57%

Net assets, end of period (000s)	$1,179	$1,050	$47,266	$56,420	$71,489	$55,740

Ratios to average net assets:
Gross expenses[6]	1.68%[7]	1.31%[8]	1.29%[8]	1.26%[8]	1.23%	1.25%
Net expenses[6,10,11]	1.25 [7,9]	1.20 [8,9]	1.23 [8,9]	1.24 [8,9]	1.23 [9]	1.25
Net investment income	1.75 [7]	1.49	1.63	1.37	0.76	1.37

Portfolio turnover rate	114%	140%	104%	99%	64%	106%

[1]	On October 5, 2009, Institutional Select Class shares were renamed Class IS shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2014 (unaudited).

[4]	Represents a share of capital stock outstanding prior to April 30, 2012.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expenses on short sales, taxes and extraordinary expenses, to average net assets of Class IS shares did not exceed 1.25%. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Financial Statements.

32	QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Batterymarch Emerging Markets Fund (formerly Legg Mason Batterymarch Emerging Markets Trust) (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

34	QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Energy	$12,346,494	$155,998	—	$12,502,492
Financials	18,749,903	707,262	—	19,457,165
Materials	13,560,190	290,189	—	13,850,379
Telecommunication services	12,926,295	85,065	—	13,011,360
Other common stocks	61,827,112	—	—	61,827,112
Preferred stocks	3,619,163	—	—	3,619,163
Rights	11,812	—	—	11,812
Total investments	$123,040,969	$1,238,514	—	$124,279,483

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

36	QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2014, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs

QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2014, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of Thai securities held by the Fund are subject to capital gains tax in that country. As of June 30, 2014, there was $14,148 of capital gains tax liabilities accrued on unrealized gains.

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Batterymarch Financial Management, Inc. (formerly Batterymarch Financial Management, Inc.) (“QS Batterymarch”) is the Fund’s investment adviser. Western Asset Management Company (“Western Asset”) manages the Fund’s cash and short-term instruments. LMPFA, QS Batterymarch and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

38	QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the investment adviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments, which is provided by Western Asset. For its services, LMPFA pays QS Batterymarch and Western Asset an aggregate fee equal to 0.75% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class A, Class C, Class FI, Class R and Class IS shares did not exceed 1.50%, 2.25%, 1.50%, 1.75% and 1.25%, respectively. Acquired fund fees and expenses are subject to the expense limitation arrangement. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

LMPFA has also agreed to waive fees and/or reimburse operating expenses other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of ETFs), taxes, extraordinary expenses and dividend expense on short sales, at the annual rate of 0.06% of average daily net assets for Class I shares, provided that no waiver or reimbursement will be made beyond the amount necessary to reduce that class’ annualized expenses to 1.25% of average daily net assets. The calculations of any required waivers and reimbursements are done on a daily basis. Acquired fund fees and expenses are subject to the expense limitation arrangement. This arrangement is not subject to recapture. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

During the six months ended June 30, 2014, fees waived and/or expenses reimbursed amounted to $230,605.

With respect to Class A, Class C, Class FI, Class R and Class IS shares, the investment manager is permitted to recapture amounts waived or reimbursed to a class within three years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

QS Batterymarch Emerging Markets Trust 2014 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

Pursuant to these arrangements, at June 30, 2014, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class IS
Expires December 31, 2014	$26,066	$344,416	$58,690	$6	$15,361
Expires December 31, 2015	30,988	265,986	32,943	110	28,132
Expires December 31, 2016	31,616	256,506	42,561	737	33,979
Expires December 31, 2017	19,216	155,993	21,127	346	2,335
Total fee waivers/expense reimbursements subject to recapture	$107,886	$1,022,901	$155,321	$1,199	$79,807

For the six months ended June 30, 2014, LMPFA recaptured $2,606 and $3 for Class FI and Class R shares, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2014, LMIS and its affiliates retained sales charges of $387 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2014, CDSCs paid to LMIS and its affiliates were:

Class C
CDSCs	$1,816

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specified portion of their compensation. A participating Trustee may select one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

All officers and two Trustees of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$159,575,026
Sales	205,659,845

40	QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report

At June 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,041,817
Gross unrealized depreciation	(1,199,843)
Net unrealized appreciation	$5,841,974

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

At June 30, 2014, the Fund did not have any derivative instruments outstanding.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2014. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts[1]	$2,065

[1]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts[1]	$(1,589)

[1]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

During the six months ended June 30, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency (to sell)†	$54,631

†	At June 30, 2014, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C and Class R shares calculated at the annual rate of 0.75% and 0.25% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2014, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$13,026	$11,619
Class C	391,306	98,981
Class FI	7,449	14,198
Class R	268	265
Class I	—	64,941
Class IS	—	1,535
Total	$412,049	$191,539

For the six months ended June 30, 2014, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$19,216
Class C	155,993
Class FI	21,127
Class R	346
Class I	31,588
Class IS	2,335
Total	$230,605

6. Distributions to shareholders by class

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
Net Investment Income:
Class A	—	$192,085
Class C	—	711,994
Class FI	—	131,969
Class R	—	1,924
Class I	—	1,416,703
Class IS	—	122,922
Total	—	$2,577,597

7. Shares of beneficial interest

At June 30, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

42	QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2014		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class A
Shares sold	37,583	$685,273	147,167	$2,895,251
Shares issued on reinvestment	—	—	10,141	190,015
Shares repurchased	(83,103)	(1,539,754)	(553,012)	(11,234,681)
Net decrease	(45,520)	$(854,481)	(395,704)	$(8,149,415)

Class C
Shares sold	112,711	$2,062,744	237,141	$4,676,878
Shares issued on reinvestment	—	—	37,251	698,340
Shares repurchased	(787,953)	(14,442,983)	(2,030,853)	(40,091,477)
Net decrease	(675,242)	$(12,380,239)	(1,756,461)	$(34,716,259)

Class FI
Shares sold	30,880	$579,207	130,077	$2,623,290
Shares issued on reinvestment	—	—	6,845	131,268
Shares repurchased	(160,674)	(2,951,221)	(626,682)	(12,503,982)
Net decrease	(129,794)	$(2,372,014)	(489,760)	$(9,749,424)

Class R
Shares sold	287	$5,246	7,145	$148,994
Shares issued on reinvestment	—	—	102	1,924
Shares repurchased	(6,757)	(129,469)	(2,563)	(48,011)
Net increase (decrease)	(6,470)	$(124,223)	4,684	$102,907

Class I
Shares sold	280,263	$5,253,853	3,697,219	$75,593,904
Shares issued on reinvestment	—	—	67,275	1,284,915
Shares repurchased	(1,785,985)	(33,491,154)	(12,757,651)	(239,381,268)
Net decrease	(1,505,722)	$(28,237,301)	(8,993,157)	$(162,502,449)

Class IS
Shares sold	13,718	$256,300	403,440	$8,509,707
Shares issued on reinvestment	—	—	6,447	122,922
Shares repurchased	(9,289)	(176,100)	(2,582,590)	(51,682,650)
Net increase (decrease)	4,429	$80,200	(2,172,703)	$(43,050,021)

8. Capital loss carryforward

As of December 31, 2013, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
12/31/2017	$(56,536,720)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses which have no expiration date, must be used first to offset any such gains.

QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report	43

Notes to financial statements (cont’d)

9. Change in fiscal year end

In May 2014, the Board of Trustees approved changing the Fund’s fiscal year end from December to September.

44	QS Batterymarch Emerging Markets Fund 2014 Semi-Annual Report

QS Batterymarch

Emerging Markets Fund

Trustees

Kenneth D. Fuller

President

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

Jennifer W. Murphy

Chair

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

*	Effective on or about September 8, 2014, BNYMellon Investment Servicing (US) Inc. will serve as the Fund’s transfer agent.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

QS Batterymarch Financial Management, Inc.

Custodian

State Street Bank & Trust Company

Transfer agent*

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Counsel

K&L Gates LLP

Washington, DC

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS Batterymarch Emerging Markets Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

QS Batterymarch Emerging Markets Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Batterymarch Emerging Markets Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX012836 8/14 SR14-2281

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	August 20, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer of

Date:	August 20, 2014